Shareholders' equity - Share capital, narratives (Details) $ / shares in Units, $ in Thousands, $ in Thousands							12 Months Ended
	Apr. 05, 2022 shares	Apr. 01, 2022 USD ($) shares	Mar. 28, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jul. 30, 2020 USD ($) shares	Jul. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure of detailed information about business combination [line items]
Common shares issued for transaction cost payment (Note 17(i)) (in shares)								18,456,000
Common shares issued installments (in shares)							857,142,000
Shares to be issued							11,838,458	12,695,600
Common shares issued through short form prospectus, net of costs (Note 17(i)) (in shares)					5,000,857,000	5,000,857,000		5,000,857,000
Price per share | $ / shares						$ 16.10
Shares issued upon the exercise in full of the over-allotment option grant					652,285,000	652,285,000
Gross proceeds from issuance in over-allotment option grant | $						$ 80,514
Net proceeds from issuance in over-allotment option grant					$ 56,295	$ 75,283
Common shares issued for options exercised (Note 17(i)) (in shares)							66,340,000	113,968,000
Common shares issued for options exercised (Note 17(i)) | $							$ 532	$ 228
Charge from contributed surplus to share capital | $							267	$ 153
Netfortris
Disclosure of detailed information about business combination [line items]
Consideration issued as shares | $			$ 16,801
Number of shares issued			1,494,536,000
StarBlue
Disclosure of detailed information about business combination [line items]
Consideration issued as shares | $				$ 66,873
Common shares issued for transaction cost payment (Note 17(i)) (in shares)		12,695,600,000		18,456,000
Common shares issued for transaction cost payment (Note 17(i)) | $		$ 192,102		$ 330
Discounted value as shares to be issued | $							$ 179,132
Number of shares issued	857,142,000			3,018,685,000